Goodwill and Other Intangible Assets (Schedule of Goodwill) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended				9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Sep. 08, 2011
Goodwill [Line Items]
Goodwill impairment loss	$ 0	$ 0	$ 0	$ 0
Goodwill [Roll Forward]
Balance, at beginning of period			773,100,000	768,600,000	768,600,000	787,100,000
Acquisitions					8,000,000	0		11,100,000
Translation adjustment			(1,000,000)			700,000
Balance, at end of period	772,100,000		772,100,000		773,100,000	768,600,000		787,100,000
United States Print and Related Services [Member]
Goodwill [Roll Forward]
Balance, at beginning of period			746,200,000	738,200,000	738,200,000	757,400,000
Acquisitions					8,000,000
Sale of business					0
Purchase accounting adjustments of goodwill						(19,200,000)	[1]
Translation adjustment			0		0	0
Balance, at end of period	746,200,000		746,200,000		746,200,000	738,200,000
International [Member]
Goodwill [Roll Forward]
Balance, at beginning of period			26,900,000	30,400,000	30,400,000	29,700,000
Acquisitions					0
Translation adjustment			(1,000,000)			700,000
Balance, at end of period	25,900,000		25,900,000		26,900,000	30,400,000
HGI Company [Member]
Goodwill [Roll Forward]
Purchase accounting adjustments of goodwill						(19,200,000)	[1]
HGI Company [Member] | International [Member]
Goodwill [Roll Forward]
Purchase accounting adjustments of goodwill						0	[1]
World Color Press [Member]
Goodwill [Roll Forward]
Sale of business					(500,000)
World Color Press [Member] | International [Member]
Goodwill [Roll Forward]
Sale of business					(500,000)
Transcontinental [Member]
Goodwill [Roll Forward]
Balance, at beginning of period										11,100,000
Translation adjustment					(3,000,000)
Balance, at end of period										11,100,000
Transcontinental [Member] | International [Member]
Goodwill [Roll Forward]
Translation adjustment					(3,000,000)
Canadian Operations, Excluding Vancouver [Member]
Goodwill [Line Items]
Goodwill impairment loss								$ 13,900,000	$ 13,900,000

[1]	The Company recorded an adjustment to correct deferred tax liabilities related to property, plant and equipment associated with the acquisition of World Color Press resulting in a $19.2 million reduction in goodwill.